COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

(a)       Operating leases

The Company and its subsidiaries have entered into non-cancelable operating leases covering various facilities. Future minimum lease payments under these non-cancellable leases as of December 31, 2015 are as follows:

Year ending December 31,	(RMB)
2016	37,294,086
2017	21,709,439
2018	7,426,874
2019	3,761,585
2020	1,223,800
Thereafter	2,499,062

73,914,846

The Company recorded rental expense of RMB23,785,229, RMB36,017,540 and RMB50,738,573 in the consolidated statements of comprehensive income (loss) during the years ended December 31, 2013, 2014 and 2015, respectively.

(b)       Purchase commitments

In addition to vehicle purchase deposits reflected in the consolidated balance sheet, the Company’s purchase commitments relate to purchase of rental vehicles. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB70,920,247 as of December 31, 2015. All of these purchase commitments will be fulfilled in the year ending December 31, 2016.

Other than those disclosed above, the Company did not have other significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2015.

(c)        Contingencies

The Company is subject to periodic legal or administrative proceedings in the ordinary course of its business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have individually or in the aggregate have a material adverse effect on the results of operations or financial condition.